Income Taxes - Summary of Income Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 4	$ 7
State	289	245
Foreign	41
Total	334	252
Deferred:
Federal	(2,323)	(3,639)
State	(1,132)	(1,581)
Total	(3,455)	(5,220)
Income tax benefit	$ (3,121)	$ (4,968)